Opus Small Cap Value ETF
Schedule of Investments
July 31, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 97.2%
		Basic Materials - 3.3%
16,282		Reliance Steel & Aluminum Company	$3,097,651
108,327		Valvoline, Inc.	3,490,296
			6,587,947
		Consumer, Cyclical - 13.5%
44,257		Boyd Gaming Corporation	2,456,706
15,128		Churchill Downs, Inc.	3,173,855
20,798		Columbia Sportswear Company	1,539,260
103,751		KB Home	3,386,433
19,559		Marriott Vacations Worldwide Corporation	2,678,018
48,838		Patrick Industries, Inc.	2,965,443
4,797		Pool Corporation	1,715,887
51,393		RCI Hospitality Holdings, Inc.	2,927,345
38,015		Texas Roadhouse, Inc.	3,315,668
9,115		Watsco, Inc.	2,497,054
			26,655,669
		Consumer, Non-cyclical - 12.4%
25,135		Booz Allen Hamilton Holding Corporation	2,412,457
9,387		Chemed Corporation	4,515,992
47,644		Ensign Group, Inc.	3,796,750
52,894		EVERTEC, Inc.	2,062,337
37,205		ICF International, Inc.	3,510,292
45,540		Kforce, Inc.	2,998,809
57,651		SpartanNash Company	1,861,551
26,413		US Physical Therapy, Inc.	3,427,879
			24,586,067
		Energy - 11.7%
102,020		Atlantica Sustainable Infrastructure plc	3,638,033
124,393		Brigham Minerals, Inc. - Class A	3,302,634
20,114		Chord Energy Corporation	2,579,419
70,096		Helmerich & Payne, Inc.	3,245,445
166,142		Kimbell Royalty Partners LP	2,960,651
2,019		Texas Pacific Land Corporation	3,702,543
119,620		Viper Energy Partners LP	3,677,119
			23,105,844
		Financial - 31.7% (a)
138,484		City Office REIT, Inc.	1,952,624
30,480		Community Healthcare Trust, Inc.	1,187,196
16,589		EastGroup Properties, Inc.	2,829,088
61,634		Enterprise Financial Services Corporation	2,898,647
91,894		Essential Properties Realty Trust, Inc.	2,216,483
51,166		Four Corners Property Trust, Inc.	1,495,582
65,034		German American Bancorp, Inc.	2,460,887
74,371		Gladstone Land Corporation	2,016,198
109,630		Global Medical REIT, Inc.	1,335,293
26,654		Hanover Insurance Group, Inc.	3,637,471
14,229		Hingham Institution for Savings	4,126,552
72,710		Home BancShares, Inc.	1,715,956
111,412		Ladder Capital Corporation	1,323,575
39,160		Lakeland Financial Corporation	3,046,648
29,159		National Storage Affiliates Trust	1,599,080
87,623		Newmark Group, Inc. - Class A	998,902
31,436		NexPoint Residential Trust, Inc.	2,091,751
148,566		Old Second Bancorp, Inc.	2,087,352
59,217		Pacific Premier Bancorp, Inc.	1,992,060
44,038		Preferred Bank	3,201,563
12,140		Primerica, Inc.	1,562,297
95,213		Seacoast Banking Corporation of Florida	3,406,721
46,762		Stock Yards Bancorp, Inc.	3,233,592
84,150		UMH Properties, Inc.	1,793,237
53,221		Washington Trust Bancorp, Inc.	2,920,769
103,851		West BanCorp, Inc.	2,701,165
37,851		Western Alliance Bancorp	2,891,059
			62,721,748
		Industrial - 18.3%
26,009		AptarGroup, Inc.	2,802,730
47,545		Arcosa, Inc.	2,451,420
14,652		Carlisle Companies, Inc.	4,338,457
23,234		Comfort Systems USA, Inc.	2,454,905
22,202		Encore Wire Corporation	3,074,311
35,894		Forward Air Corporation	3,766,357
13,832		Hubbell, Inc.	3,029,485
12,358		Kadant, Inc.	2,519,178
21,323		Landstar System, Inc.	3,338,755
22,557		Owens Corning	2,091,936
22,539		Tetra Tech, Inc.	3,454,553
30,819		UFP Industries, Inc.	2,841,820
			36,163,907
		Technology - 3.4%
123,323		Magic Software Enterprises, Ltd.	2,423,297
16,813		MKS Instruments, Inc.	1,987,297
31,879		TTEC Holdings, Inc.	2,332,586
			6,743,180
		Utilities - 2.9%
53,730		California Water Service Group	3,228,098
34,063		Otter Tail Corporation	2,393,607
			5,621,705
		TOTAL COMMON STOCKS (Cost $177,587,284)	192,186,067

		Total Investments (Cost $177,587,284) - 97.2%	192,186,067
		Other Assets in Excess of Liabilities - 2.8%	5,442,814
		NET ASSETS - 100.0%	$197,628,881

		Percentages are stated as a percent of net assets.
	(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Opus Small Cap Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$192,186,067	$-	$-	$192,186,067
Total Investments in Securities	$192,186,067	$-	$-	$192,186,067

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.